SHARE-BASED COMPENSATION - Others (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	May 15, 2013 $ / shares shares	Mar. 31, 2019 JPY (¥) ¥ / shares shares	Mar. 31, 2018 JPY (¥) ¥ / shares shares	Mar. 31, 2017 JPY (¥) ¥ / shares
SHARE-BASED COMPENSATION
Cash received from exercise of stock options | ¥		¥ 67,928	¥ 31,012	¥ 184,375
Tax deduction for exercise of stock option | ¥		7,227	¥ 8,762
Unrecognized compensation expense | ¥		¥ 72,512
Weighted-average period to recognize compensation expense		1 year 4 months 24 days
Weighted-average assumptions used in estimating the fair value of options granted
Expected life of stock option		4 years 4 months 24 days	4 years 8 months 12 days	4 years 2 months 12 days
Expected volatility (as a percent)		57.90%	67.80%	71.90%
Risk-free interest rate (as a percent)		(0.20%)	(0.10%)	0.20%
Expected dividend yield (as a percent)		0.20%	0.10%	0.20%
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option (in Japanese yen per share) | ¥ / shares		¥ 356	¥ 397	¥ 373
Previous period of share price used for estimate of expected volatility (in years)		4 years
Shares
Outstanding at the beginning of the period (in shares)		1,457,100
Granted (in shares)		196,600
Exercised (in shares)		(94,000)
Forfeited (in shares)		(543,200)
Expired (in shares)		(49,000)
Outstanding at the end of the period (in shares)		967,500	1,457,100
Vested and expected to vest at the end of the period (in shares)		967,500
Exercisable at the end of the period (in shares)		385,500
Weighted-average exercise price
Outstanding at the beginning of the period (in Japanese yen/dollars per share) | ¥ / shares		¥ 771
Granted (in Japanese yen/dollars per share) | ¥ / shares		836
Exercised (in Japanese yen/dollars per share) | ¥ / shares		723
Forfeited (in Japanese yen/dollars per share) | ¥ / shares		741
Expired (in Japanese yen/dollars per share) | ¥ / shares		834
Outstanding at the end of the period (in Japanese yen/dollars per share) | ¥ / shares		776	¥ 771
Vested and expected to vest at the end of the period (in dollars per share) | ¥ / shares		776
Exercisable at the end of the period (in dollars per share) | ¥ / shares		¥ 647
Weighted-average remaining contractual term
Outstanding at the end of the period		3 years 3 months 18 days	3 years 9 months 18 days
Vested and expected to vest at the end of the period		3 years 3 months 18 days
Exercisable at the end of the period		1 year 2 months 12 days
Aggregate intrinsic value
Outstanding at the end of the period | ¥		¥ 17,890	¥ 285,816
Vested and expected to vest at the end of the period | ¥		17,890
Exercisable at the end of the period | ¥		17,890
Intrinsic value of stock options exercised | ¥		¥ 38,663	¥ 37,560	¥ 333,700
Unvested stock options
Unvested at the beginning of the period (in shares)		1,061,100
Granted (in shares)		196,600
Vested (in shares)		(132,500)
Forfeited (in shares)		(543,200)
Unvested at the end of the period (in shares)		582,000	1,061,100
Unvested Stock Options Weighted-Average Grant Date Fair Value
Unvested at the beginning of the period (in Japanese yen per share) | ¥ / shares		¥ 418
Granted (in Japanese yen per share) | ¥ / shares		356	¥ 397	¥ 373
Vested (in Japanese yen per share) | ¥ / shares		605
Forfeited (in Japanese yen per share) | ¥ / shares		424
Unvested at the end of the period (in Japanese yen per share) | ¥ / shares		¥ 348	¥ 418
8th series Stock Option Grant
SHARE-BASED COMPENSATION
Cash received from exercise of stock options | ¥				¥ 49,412
Shares
Granted (in shares)	88,000
Weighted-average exercise price
Granted (in Japanese yen/dollars per share) | $ / shares	$ 5.03
Aggregate intrinsic value
Intrinsic value of stock options exercised | ¥				¥ 52,184
Unvested stock options
Granted (in shares)	88,000